Property, Plant and Equipment (Details) - Schedule of Computer System and Equipment	12 Months Ended
	Jun. 30, 2023 MYR (RM)	Jun. 30, 2023 USD ($)	Jun. 30, 2022 MYR (RM)	Jun. 30, 2022 USD ($)
Property, Plant and Equipment (Details) - Schedule of Computer System and Equipment [Line Items]
Beinging | RM	RM 55,083,197
Disposal | RM	(47,799)
Ending	RM 111,606,553	$ 23,903,737	RM 55,083,197
Net carrying amount		111,606,553		$ 55,083,197
Cost
Property, Plant and Equipment (Details) - Schedule of Computer System and Equipment [Line Items]
Beinging		56,017,056
Additional		72,383,744		56,017,056
Disposal		(569)
Ending		128,400,231		56,017,056
Accumulated Depreciation
Property, Plant and Equipment (Details) - Schedule of Computer System and Equipment [Line Items]
Beinging		(933,859)
Additional		(15,859,909)		(933,859)
Disposal		90
Ending		$ (16,793,678)		$ (933,859)